UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments:

Putnam Global Equity Fund
The fund's portfolio
1/31/09 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Aerospace and defense (3.4%)
L-3 Communications Holdings, Inc.	270,500	$21,374,910
Lockheed Martin Corp.	64,700	5,307,988
		26,682,898

Automotive (2.0%)
Suzuki Motor Corp. (Japan)	1,163,100	15,642,570
		15,642,570

Banking (6.3%)
Alpha Bank AE (Greece)	399,879	3,334,101
Banco Santander Central Hispano SA (Spain)	956,647	7,711,595
Bank of America Corp.	524,800	3,453,184
Bank of China Ltd. (China)	26,017,000	6,818,557
DBS Group Holdings, Ltd. (Singapore)	2,088,000	12,057,692
Hudson City Bancorp, Inc.	1,174,200	13,620,720
Royal Bank of Scotland Group PLC (United Kingdom)	7,312,779	2,298,669
		49,294,518

Basic materials (0.4%)
Antofagasta PLC (United Kingdom)	532,860	3,223,653
		3,223,653

Beverage (0.3%)
PepsiCo, Inc.	46,502	2,335,795
		2,335,795

Biotechnology (1.1%)
Amgen, Inc. (NON)	159,700	8,759,545
		8,759,545

Chemicals (0.4%)
Terra Industries, Inc.	156,051	3,195,924
		3,195,924

Communications equipment (0.9%)
Nokia OYJ (Finland)	586,138	7,186,178
		7,186,178

Conglomerates (0.4%)
Vivendi SA (France)	130,998	3,378,654
		3,378,654

Consumer goods (2.6%)
Colgate-Palmolive Co.	141,600	9,209,664
Reckitt Benckiser PLC (United Kingdom)	291,000	11,228,366
		20,438,030

Distribution (0.5%)
Mitsubishi Corp. (Japan)	305,900	4,047,570
		4,047,570

Electric utilities (3.1%)
CenterPoint Energy, Inc.	842,900	11,278,002
E.On AG (Germany)	331,690	10,660,713
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA
Class B (Preference) (Brazil)	224,545	2,514,827
		24,453,542

Energy (oil field) (1.5%)
ENSCO International, Inc.	430,900	11,789,424
		11,789,424

Entertainment (1.9%)
Panasonic Corp. (Japan)	1,233,000	14,783,217
		14,783,217

Food (0.2%)
Chaoda Modern Agriculture (Hong Kong)	2,404,480	1,514,175
		1,514,175

Forest products and packaging (0.2%)
Sino-Forest Corp. (Canada) (NON)	264,847	1,982,743
		1,982,743

Gaming and lottery (2.1%)
Greek Organization of Football Prognostics (OPAP) SA

(Greece)	572,749	16,615,461
		16,615,461

Health-care services (5.5%)
CIGNA Corp.	171,200	2,972,032
Express Scripts, Inc. (NON)	353,400	18,998,784
Mediceo Paltac Holdings Co., Ltd. (Japan)	471,200	5,286,818
Quest Diagnostics, Inc.	190,984	9,425,060
Suzuken Co., Ltd. (Japan)	252,700	6,430,832
		43,113,526

Insurance (5.6%)
Allianz SE (Germany)	90,227	7,586,105
AXA SA (France)	455,000	7,081,459
Swiss Re (Switzerland)	307,133	8,148,252
UnumProvident Corp.	186,200	2,636,592
Zurich Financial Services AG (Switzerland)	104,848	18,903,499
		44,355,907

Investment banking/Brokerage (1.3%)
Credit Suisse Group (Switzerland)	293,544	7,508,508
Man Group PLC (United Kingdom)	888,637	2,638,842
		10,147,350

Machinery (0.3%)
AGCO Corp. (NON)	101,100	2,151,408
		2,151,408

Manufacturing (0.8%)
Invensys PLC (United Kingdom) (NON)	2,986,787	6,666,858
		6,666,858

Metals (2.2%)
Grupo Mexico SAB de CV SA Ser. B (Mexico)	3,538,902	1,956,776
Salzgitter AG (Germany)	70,141	5,087,749
Tokyo Steel Manufacturing Co., Ltd. (Japan)	624,100	6,074,789
Vallourec SA (France)	45,748	4,495,946
		17,615,260

Office equipment and supplies (2.3%)
Canon, Inc. (Japan)	677,400	18,205,324
		18,205,324

Oil and gas (14.1%)
Addax Petroleum Corp. (Switzerland)	429,024	6,842,599
Caltex Australia, Ltd. (Australia)	1,168,567	6,434,945
Exxon Mobil Corp.	447,056	34,190,843
Inpex Holdings, Inc. (Japan)	809	5,803,976
OMV AG (Austria)	298,000	8,504,575
Royal Dutch Shell PLC Class A (Netherlands)	1,073,183	26,623,679
StatoilHydro ASA (Norway)	1,047,050	18,034,192
Valero Energy Corp.	202,660	4,888,159
		111,322,968

Pharmaceuticals (10.9%)
Astellas Pharma, Inc. (Japan)	99,200	3,740,555
AstraZeneca PLC (United Kingdom)	221,672	8,566,381
Biovail Corp. (Canada)	581,000	6,349,443
Eli Lilly & Co.	580,400	21,370,328
Johnson & Johnson	206,500	11,912,985
Pfizer, Inc.	1,479,700	21,574,026
Roche Holding AG (Switzerland)	88,439	12,415,798
		85,929,516

Regional Bells (3.6%)
Verizon Communications, Inc.	942,600	28,155,462
		28,155,462

Retail (4.0%)
Hennes & Mauritz AB (H & M) Class B (Sweden)	363,425	14,026,492
OfficeMax, Inc.	605,100	3,334,101
RadioShack Corp.	1,213,017	13,901,175
		31,261,768

Schools (2.1%)
Apollo Group, Inc. Class A (NON)	201,200	16,389,752
		16,389,752

Shipping (0.7%)
D/S Norden (Denmark)	184,525	5,815,283
		5,815,283

Software (5.4%)
Adobe Systems, Inc. (NON)	803,900	15,523,309
Microsoft Corp.	1,388,900	23,750,190

Oracle Corp. (NON)	198,300	3,337,389
		42,610,888

Technology services (0.8%)
Sohu.com, Inc. (China) (NON)	160,500	6,347,775
		6,347,775

Telecommunications (1.5%)
Embarq Corp.	321,075	11,468,799
		11,468,799

Telephone (2.5%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	405,500	19,549,978
		19,549,978

Tobacco (6.1%)
Altria Group, Inc.	430,200	7,115,508
Lorillard, Inc.	356,000	21,167,760
Philip Morris International, Inc.	538,900	20,020,135
		48,303,403

Trucks and parts (0.1%)
Toyota Boshoku Corp. (Japan)	55,000	437,947
		437,947

Total common stocks (cost $1,165,194,927)		$765,173,069

INVESTMENT COMPANIES (1.1%)(a)
	Shares	Value

iShares MSCI EAFE Index Fund	112,079	$4,337,457
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	53,493	4,423,336

Total investment companies (cost $10,369,967)		$8,760,793

SHORT-TERM INVESTMENTS (2.2%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	$16,559,182	$16,559,182
U.S. Treasury Cash Management Bills 0.88%, May 15, 2009	385,000	384,116

Total short-term investments (cost $16,943,298)		$16,943,298

TOTAL INVESTMENTS

Total investments (cost $1,192,508,192)(b)		$790,877,160

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/09 (aggregate face value $172,216,228) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$39,453,017	$44,542,301	2/18/09	$(5,089,284)
British Pound	24,794,849	25,245,531	2/18/09	(450,682)
Canadian Dollar	19,411,277	20,028,768	2/18/09	(617,491)
Euro	59,029,305	63,362,633	2/18/09	(4,333,328)
Norwegian Krone	3,450,642	3,440,020	2/18/09	10,622
Swedish Krona	6,133,668	6,456,447	2/18/09	(322,779)
Swiss Franc	8,803,568	9,140,528	2/18/09	(336,960)

Total				$(11,139,902)

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/09 (aggregate face value $142,267,750) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$25,319,794	$28,180,098	2/18/09	$2,860,304
British Pound	11,681,745	12,189,555	2/18/09	507,810
Canadian Dollar	948,092	986,847	2/18/09	38,755
Danish Krone	3,004,485	3,199,297	2/18/09	194,812
Euro	21,010,218	21,977,079	2/18/09	966,861
Japanese Yen	11,319,646	10,927,378	2/18/09	(392,268)
Norwegian Krone	18,817,646	18,720,867	2/18/09	(96,779)
Singapore Dollar	7,328,764	7,489,824	2/18/09	161,060
Swedish Krona	12,728,399	13,427,261	2/18/09	698,863
Swiss Franc	23,716,762	25,169,544	2/18/09	1,452,782

Total				$6,392,200

NOTES

(a) Percentages indicated are based on net assets of $787,827,403.

(NON) Non-income-producing security.

(b) The aggregate identified cost on a tax basis is $1,193,150,390, resulting in gross unrealized appreciation and depreciation of $14,958,951 and $417,232,181, respectively, or net unrealized depreciation of $402,273,230.

At January 31, 2009, liquid assets totaling $4,747,702 have been designated as collateral for open forward contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2009 (as a percentage of Portfolio Value):

Japan	12.6%
Switzerland	6.8%
United Kingdom	4.4%
Netherlands	3.4%
Germany	3.0%
Greece	2.5%
Norway	2.3%
France	1.9%
Sweden	1.8%
China	1.7%
Singapore	1.5%
Austria	1.1%
Canada	1.1%
Spain	1.0%
Finland	0.9%
Australia	0.8%
Denmark	0.7%
Other	0.7%
United States	51.8%

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At January 31, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of January 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments*

Level 1	$435,923,091	$--

Level 2	354,954,069	(4,747,702)

Level 3	--	--

Total	$790,877,160	$(4,747,702)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 1, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 1, 2009